Note 5 - Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Cash on hand	$ 5,555	$ 6,795
Checking accounts	0	61,475
Demand deposits	100,274,335	21,130,931
Cash in brokerage accounts	4,498,033	0
Time deposits	52,634	16,273,100
Cash and Cash Equivalents and Restricted Deposits	104,830,557	37,472,301
Restricted deposits (Refer to Note 7 and 35)	(5,298,442)	(15,773,099)
Cash and cash equivalents	$ 99,532,115	$ 21,699,202	$ 5,306,857	$ 22,996,377